GEOGRAPHIC INFORMATION AND CONCENTRATIONS - Geographical Revenue Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 267,948	$ 260,586	$ 243,290
Domestic
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	218,441	213,982	191,502
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 49,507	$ 46,604	$ 51,788